Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Carrying Values and Estimated Values of Financial Instruments
The carrying values and estimated fair values of our financial instruments at June 30, 2015 and December 31, 2014 are as follows:

		June 30, 2015		December 31, 2014
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair value	Carrying Value	Fair Value
Non-Derivatives:

Cash and cash equivalents	Level 1	374,828	374,828	191,410	191,410
Restricted cash	Level 1	35,524	35,524	74,587	74,587
Investment in available-for-sale securities	Level 1	40,485	40,485	275,307	275,307
Cost method investment (5)	Level 3	204,172	221,140	204,172	307,939
Investment in affiliates	Level 3	323,995	323,995	335,372	335,372
Short-term debt due from a related party (2)	Level 2	—	—	20,000	20,000
Long term debt due from a related party (1)	Level 2	100,000	100,000	—	—
Short term loans receivable (2)	Level 2	87,092	87,092	—	—
Long term loans receivable (1)	Level 2	53,000	53,000	—	—
Short-term debt (2)	Level 2	224,864	224,864	116,431	116,431
Long-term debt - convertible bonds (1)	Level 2	240,662	302,678	238,037	251,555
Long-term debt - floating (1)	Level 2	1,352,462	1,352,462	1,026,319	1,026,319

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	6,995	6,995	12,603	12,603
Interest rate swaps liability (3) (4)	Level 2	1,639	1,639	3,038	3,038
Total return equity swap asset	Level 2	21,231	21,231	—	—
Total return equity swap liability	Level 2	—	—	13,656	13,656

1.	Our debt obligations are recorded at amortized cost in the condensed consolidated balance sheets.

2.	The carrying amounts of our short-term debts and loans receivable approximate its fair values because of the short maturity of these instruments.

3.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

4.
The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The fair value/carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges for accounting purposes as of June 30, 2015 and December 31, 2014 was $nil (with a notional amount of $nil) and $0.4 million (with a notional amount of $100.9 million), respectively.

5.
The carrying value of cost method investments refers to our holdings in Golar Partners (representing the general partner units and incentive distribution rights ("IDRs") which were measured at fair value as of the deconsolidation date December 13, 2012) and OLT Offshore LNG Toscana S.p.A ("OLT‑O"). As of June 30, 2015, we did not identify any events or changes in circumstances that would indicate the carrying values of our investments in Golar Partners and OLT-O were not recoverable. The fair value of our general partner units was based on the share price of the publicly traded common units of Golar Partners adjusted for restrictions over the transferability and reduction in voting rights.

6.	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

7.	The fair values of the equity derivatives are classified as other current liabilities in the balance sheet.

8.	Our investment in affiliates are recorded for by the equity method of accounting.

Schedule of Designated Cash Flow Hedges
As of June 30, 2015, we had entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,250,000	2018 to 2021	1.13% to 1.94%

Offsetting Assets
However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2015 and December 31, 2014 would be adjusted as detailed in the following table:

	June 30, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	28,226	(1,073)	27,153	12,603	(292)	12,311
Total liability derivatives	1,639	(1,073)	566	16,694	(292)	16,402

Offsetting Liabilities
However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2015 and December 31, 2014 would be adjusted as detailed in the following table:

	June 30, 2015			December 31, 2014
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	28,226	(1,073)	27,153	12,603	(292)	12,311
Total liability derivatives	1,639	(1,073)	566	16,694	(292)	16,402